SHAREHOLDERS' EQUITY	3 Months Ended
Mar. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
5. SHAREHOLDERS' EQUITY

During the three month period ended March 31, 2015, 61,750 shares were issued by the Company as a result of the exercise of stock options and warrants.

The total amount of shares outstanding as of March 31, 2015 amounted to 52,549,354.